FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Items of income, expenses, gains or losses resulting from financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Items of income, expenses, gains or losses resulting from financial instruments
Financial assets - AC, Interest	€ 9,499	€ 4,089
Financial liabilities - FLAC, Interest	(9,988)	(17,650)
Financial assets and liabilities - FVTPL, Fair value		(1,669)
Total income, expenses, gains or losses resulting from financial instruments	(488)	(15,230)
Financial instruments that are not measured at FVTPL
Total interest income for financial assets that are not measured at FVTPL	9,499	4,089
Total interest expense for financial liabilities that are not measured at FVTPL	9,988	17,650
Interest [Member]
Items of income, expenses, gains or losses resulting from financial instruments
Financial assets - AC, Interest	9,499	4,089
Financial liabilities - FLAC, Interest	(9,988)	(17,650)
Total income, expenses, gains or losses resulting from financial instruments	€ (488)	(13,561)
Fair value[Member]
Items of income, expenses, gains or losses resulting from financial instruments
Financial assets and liabilities - FVTPL, Fair value		(1,669)
Total income, expenses, gains or losses resulting from financial instruments		€ (1,669)